October 3, 2014

Supplement

SUPPLEMENT DATED OCTOBER 3, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
Dated April 30, 2014

Effective immediately, Matthew Dunning has been added to the team primarily responsible for the day-to-day management of the Fund. Accordingly, effective immediately, the Prospectus is revised as follows:

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Name	Title with Adviser	Date Began Managing Fund
Jim Caron	Managing Director	January 2013
Neil Stone	Managing Director	January 2012
Matthew Dunning	Executive Director	October 2014

The second and third paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Jim Caron, Neil Stone and Matthew Dunning.

Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Dunning re-joined the Adviser in July 2014. Prior to re-joining the Adviser, Mr. Dunning managed the municipal valuation rates group and was a senior taxable municipal bond analyst at Bloomberg L.P. from March 2010 to July 2014. Prior to March 2010, he worked in various trading and portfolio management roles for the Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

USGSPT-1014

October 3, 2014

Supplement

SUPPLEMENT DATED OCTOBER 3, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
(the "Fund")
Dated April 30, 2014

Effective immediately, Matthew Dunning has been added to the team primarily responsible for the day-to-day management of the Fund. As a result, the following information is hereby added to the table under the section of the Statement of Additional Information ("SAI") entitled "Investment Advisory and Other Services—Fund Management—Other Accounts Managed by Portfolio Managers":

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Matthew Dunning*	1	$85.1 million	0	$0	0	$0

*  As of September 30, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.